Capital Group Core Plus Income ETF
Investment portfolio
September 30, 2022
unaudited
Bonds, notes & other debt instruments 98.94% Mortgage-backed obligations 34.23% Federal agency mortgage-backed obligations 27.64%	Principal amount (000)	Value (000)
Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.2543% 2053[1]	USD250	$193
Fannie Mae Pool #FS0647 3.00% 2052[1]	4,449	3,945
Government National Mortgage Assn. 3.50% 2052[1]	5,435	4,945
Uniform Mortgage-Backed Security 3.00% 2052[1,2]	10,995	9,573
Uniform Mortgage-Backed Security 3.50% 2052[1,2]	5,600	5,038
Uniform Mortgage-Backed Security 3.50% 2052[1,2]	3,380	3,043
Uniform Mortgage-Backed Security 4.00% 2052[1,2]	23,765	22,058
Uniform Mortgage-Backed Security 4.50% 2052[1,2]	10,400	9,910
Uniform Mortgage-Backed Security 5.00% 2052[1,2]	11,160	10,874
Uniform Mortgage-Backed Security 5.50% 2052[1,2]	8,940	8,870
Uniform Mortgage-Backed Security 5.50% 2052[1,2]	760	756
		79,205
Commercial mortgage-backed securities 4.47%
Bank Commercial Mortgage Trust, Series 2019-BN19, Class B, 3.647% 2061[1]	1,000	845
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class B, 3.507% 2064[1,3]	273	218
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class AS, 3.507% 2064[1,3]	250	206
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.594% 2055[1,3]	2,500	2,045
Boca Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.7696%) 4.615% 2039[1,3,4]	623	611
Boca Commercial Mortgage Trust, Series 2022-BOCA, Class B, (1-month USD CME Term SOFR + 2.3191%) 5.164% 2039[1,3,4]	317	309
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 4.960% 2027[1,3,4]	716	709
BX Trust, Series 2021-SDMF, Class D, (1-month USD-LIBOR + 1.387%) 4.205% 2034[1,3,4]	500	462
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 5.684% 2037[1,3,4]	157	148
BX Trust, Series 2022-GPA, Class B, (1-month USD CME Term SOFR + 2.664%) 5.164% 2039[1,3,4]	982	969
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 5.296% 2039[1,3,4]	769	768
BX Trust, Series 2022-GPA, Class C, (1-month USD CME Term SOFR + 3.213%) 5.713% 2039[1,3,4]	622	618
BX Trust, Series 2022-GPA, Class D, (1-month USD CME Term SOFR + 4.061%) 6.561% 2039[1,3,4]	169	167
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 6.033% 2035[1,3,4]	249	236
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class C, 4.565% 2048[1,3]	448	419
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 5.068% 2038[1,3,4]	497	477
Ilpt Commercial Mortgage Pass-through Certificates, Series 2022-LPF2, Class B, (1-month USD CME Term SOFR + 2.744%) 4.994% 2039[1,3,4]	409	409
Ilpt Commercial Mortgage Pass-through Certificates, Series 2022-LPF2, Class C, (1-month USD CME Term SOFR + 3.493%) 5.743% 2039[1,3,4]	545	543
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class B, 4.16% 2048[1]	2,000	1,888
Morgan Stanley Capital I Trust, Series 2019-L3, Class B, 3.781% 2052[1,3]	750	632
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.708% 2058[1,3]	130	121
		12,800
Capital Group Core Plus Income ETF — Page 1 of 14

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) 2.12%	Principal amount (000)	Value (000)
Cascade Funding Mortgage Trust, Series 2020-HB4, Class M3, 2.720% 2030[1,3,4]	USD500	$463
Connecticut Avenue Securities, Series 2022-R04, Class 1M1, (30-day Average USD-SOFR + 2.00%) 4.281% 2042[1,3,4]	245	242
Connecticut Avenue Securities, Series 2022-R03, Class 1M1, (30-day Average USD-SOFR + 2.10%) 4.381% 2042[1,3,4]	305	301
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M2, (30-day Average USD-SOFR + 1.50%) 3.781% 2041[1,3,4]	793	721
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 4.281% 2042[1,3,4]	567	562
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (1-month USD-LIBOR + 5.10%) 8.184% 2050[1,3,4]	1,149	1,164
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2061 (7.00% on 4/25/2025)[1,4,5]	1,869	1,778
Progress Residential Trust, Series 2021-SFR4, Class F, 3.407% 2038[1,4]	1,000	859
		6,090
Total mortgage-backed obligations		98,095
Corporate bonds, notes & loans 30.37% Financials 6.31%
Advisor Group Holdings, LLC 6.25% 2028[4]	475	412
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	1,300	979
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041	350	233
American Express Co. 2.55% 2027	150	134
American Express Co. 4.05% 2029	450	415
American Express Co. 4.42% 2033 (USD-SOFR + 1.76% on 8/3/2032)[5]	791	720
American International Group, Inc. 4.375% 2050	100	80
Bank of America Corp. 4.948% 2028 (USD-SOFR + 2.04% on 7/22/2027)[5]	750	721
Bank of America Corp. 2.972% 2033 (USD-SOFR + 1.33% on 2/4/2032)[5]	450	352
Bank of America Corp. 4.571% 2033 (USD-SOFR + 1.83% on 4/27/2032)[5]	650	583
Bank of America Corp. 5.015% 2033 (USD-SOFR + 2.16% on 7/22/2032)[5]	701	651
Bank of Montreal 2.65% 2027	350	313
Bank of Nova Scotia 2.45% 2032	125	95
Berkshire Hathaway, Inc. 3.85% 2052	400	307
BNP Paribas 2.591% 2028 (USD-SOFR + 1.228% on 1/20/2027)[4,5]	200	171
Charles Schwab Corp. 2.45% 2027	100	90
Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[5]	115	91
Citigroup, Inc. 4.91% 2033 (USD-SOFR + 2.086% on 5/24/2032)[5]	106	98
CME Group, Inc. 2.65% 2032	150	124
Coinbase Global, Inc. 3.625% 2031[4]	350	195
Compass Diversified Holdings 5.25% 2029[4]	495	389
Compass Diversified Holdings 5.00% 2032[4]	295	217
Corebridge Financial, Inc. 3.85% 2029[4]	299	264
Corebridge Financial, Inc. 3.90% 2032[4]	361	305
Corebridge Financial, Inc. 4.35% 2042[4]	98	76
Corebridge Financial, Inc. 4.40% 2052[4]	822	627
Danske Bank AS 4.298% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[4,5]	275	245
Goldman Sachs Group, Inc. 1.757% 2025 (USD-SOFR + 0.73% on 1/24/2024)[5]	40	38
Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[5]	455	362
Goldman Sachs Group, Inc. 3.436% 2043 (USD-SOFR + 1.632% on 2/24/2042)[5]	185	129
HSBC Holdings PLC 5.402% 2033 (USD-SOFR + 2.87% on 8/11/2032)[5]	600	534
ING Groep NV 4.017% 2028 (USD-SOFR + 1.83% on 3/28/2027)[5]	375	341
ING Groep NV 4.252% 2033 (USD-SOFR + 2.07% on 3/28/2032)[5]	249	212
Intercontinental Exchange, Inc. 4.35% 2029	500	474
Intercontinental Exchange, Inc. 4.60% 2033	178	166
Capital Group Core Plus Income ETF — Page 2 of 14

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Intercontinental Exchange, Inc. 4.95% 2052	USD57	$51
Iron Mountain Information Management Services, Inc. 5.00% 2032[4]	350	271
JPMorgan Chase & Co. 4.323% 2028 (USD-SOFR + 1.56% on 4/26/2027)[5]	800	750
JPMorgan Chase & Co. 4.851% 2028 (USD-SOFR + 1.99% on 7/25/2027)[5]	505	485
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[5]	190	150
JPMorgan Chase & Co. 4.586% 2033 (USD-SOFR + 1.80% on 4/26/2032)[5]	72	65
JPMorgan Chase & Co. 4.912% 2033 (USD-SOFR + 2.08% on 7/25/2032)[5]	185	171
Marsh & McLennan Companies, Inc. 2.375% 2031	100	79
Morgan Stanley 4.679% 2026 (USD-SOFR + 1.669% on 7/17/2025)[5]	330	321
Morgan Stanley 4.21% 2028 (USD-SOFR + 1.61% on 4/20/2027)[5]	371	347
Morgan Stanley 2.943% 2033 (USD-SOFR + 1.29% on 1/21/2032)[5]	195	154
Morgan Stanley 4.889% 2033 (USD-SOFR + 2.077% on 7/20/2032)[5]	125	116
Morgan Stanley 5.297% 2037 (USD-SOFR + 2.62% on 4/20/2032)[5]	269	242
MSCI, Inc. 3.25% 2033[4]	200	155
Navient Corp. 6.125% 2024	82	80
Navient Corp. 5.50% 2029	500	381
Navient Corp. 5.625% 2033	850	573
New York Life Global Funding 0.85% 2026[4]	125	110
Progressive Corp. 3.00% 2032	350	292
Synchrony Financial 3.95% 2027	25	22
Toronto-Dominion Bank 2.00% 2031	90	67
Wells Fargo & Company 3.908% 2026 (USD-SOFR + 1.32% on 4/25/2025)[5]	469	449
Wells Fargo & Company 4.808% 2028 (USD-SOFR + 1.98% on 7/25/2027)[5]	1,050	1,002
Wells Fargo & Company 3.35% 2033 (USD-SOFR + 1.50% on 3/2/2032)[5]	30	24
Wells Fargo & Company 4.89% 2033 (USD-SOFR + 4.897% on 7/25/2032)[5]	420	388
Wells Fargo & Company 4.611% 2053 (USD-SOFR + 2.13% on 4/25/2052)[5]	241	196
		18,084
Energy 4.13%
Ascent Resources - Utica, LLC 7.00% 2026[4]	150	145
BP Capital Markets America, Inc. 2.721% 2032	100	81
Cheniere Energy Partners, LP 4.00% 2031	75	63
Cheniere Energy, Inc. 4.625% 2028	175	161
Chesapeake Energy Corp. 5.875% 2029[4]	350	325
Chesapeake Energy Corp. 6.75% 2029[4]	311	299
Chevron Corp. 1.995% 2027	250	222
CNX Resources Corp. 7.25% 2027[4]	175	171
CNX Resources Corp. 7.375% 2031[4]	185	181
ConocoPhillips 3.80% 2052	250	192
Continental Resources, Inc. 2.875% 2032[4]	75	55
Diamondback Energy, Inc. 4.25% 2052	538	394
Energy Transfer Operating, LP 3.75% 2030	150	127
Energy Transfer Operating, LP 5.00% 2050	26	20
Energy Transfer Partners, LP 6.25% 2049	75	67
Enterprise Products Operating, LLC 3.30% 2053	60	39
EQM Midstream Partners, LP 6.00% 2025[4]	330	306
EQM Midstream Partners, LP 4.75% 2031[4]	675	537
EQT Corp. 3.90% 2027	75	68
Exxon Mobil Corp. 3.452% 2051	125	93
Genesis Energy, LP 8.00% 2027	425	374
Harvest Midstream I, LP 7.50% 2028[4]	75	70
Hilcorp Energy I, LP 6.00% 2030[4]	135	118
Hilcorp Energy I, LP 6.25% 2032[4]	375	333
Kinder Morgan, Inc. 3.60% 2051	150	98
Capital Group Core Plus Income ETF — Page 3 of 14

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
MPLX, LP 2.65% 2030	USD75	$59
MPLX, LP 4.95% 2032	481	438
MPLX, LP 5.50% 2049	128	109
MV24 Capital BV 6.748% 2034	356	301
New Fortress Energy, Inc. 6.50% 2026[4]	200	185
NGL Energy Operating, LLC 7.50% 2026[4]	1,160	1,034
Oasis Petroleum, Inc. 6.375% 2026[4]	710	678
Occidental Petroleum Corp. 6.125% 2031	100	99
ONEOK, Inc. 4.00% 2027	50	46
ONEOK, Inc. 6.35% 2031	40	39
ONEOK, Inc. 4.50% 2050	75	54
ONEOK, Inc. 7.15% 2051	150	144
Petrobras Global Finance Co. 5.60% 2031	611	557
Petróleos Mexicanos 6.49% 2027	1,275	1,071
Petróleos Mexicanos 8.75% 2029[4]	754	646
Petróleos Mexicanos 6.70% 2032	1,054	741
Qatar Petroleum 2.25% 2031[4]	275	222
Shell International Finance BV 2.75% 2030	75	64
Southwestern Energy Co. 4.75% 2032	425	357
Sunoco, LP 4.50% 2030	150	123
Venture Global Calcasieu Pass, LLC 4.125% 2031[4]	100	83
Weatherford International, Ltd. 6.50% 2028[4]	100	90
Weatherford International, Ltd. 8.625% 2030[4]	125	109
Williams Companies, Inc. 2.60% 2031	55	43
		11,831
Communication services 3.87%
AT&T, Inc. 2.55% 2033	100	74
AT&T, Inc. 3.50% 2053	400	267
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[4]	450	366
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2032	100	77
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[4]	914	713
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.40% 2033	200	166
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2033[4]	200	148
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[4]	600	431
Comcast Corp. 1.50% 2031	100	75
Comcast Corp. 2.80% 2051	200	123
Frontier Communications Corp. 5.00% 2028[4]	380	327
Gray Escrow II, Inc. 5.375% 2031[4]	75	59
Magallanes, Inc. 4.279% 2032[4]	691	569
Magallanes, Inc. 5.05% 2042[4]	440	330
Magallanes, Inc. 5.141% 2052[4]	697	508
Meta Platforms, Inc. 3.85% 2032[4]	1,100	968
Meta Platforms, Inc. 4.45% 2052[4]	650	532
Midas OpCo Holdings, LLC 5.625% 2029[4]	100	83
Netflix, Inc. 4.875% 2028	757	710
Netflix, Inc. 4.875% 2030[4]	750	687
News Corp. 5.125% 2032[4]	480	422
Sirius XM Radio, Inc. 4.00% 2028[4]	280	239
Sirius XM Radio, Inc. 3.875% 2031[4]	382	297
Sprint Corp. 6.875% 2028	33	34
Sprint Corp. 8.75% 2032	139	161
T-Mobile US, Inc. 2.55% 2031	600	476
T-Mobile US, Inc. 3.40% 2052	400	265
Capital Group Core Plus Income ETF — Page 4 of 14

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Twitter, Inc. 5.00% 2030[4]	USD325	$312
Univision Communications, Inc. 4.50% 2029[4]	1,350	1,104
Verizon Communications, Inc. 1.75% 2031	200	150
Verizon Communications, Inc. 3.875% 2052	350	261
VZ Secured Financing BV 5.00% 2032[4]	200	150
		11,084
Consumer discretionary 2.85%
Amazon.com, Inc. 2.10% 2031	100	81
Amazon.com, Inc. 3.60% 2032	600	546
Amazon.com, Inc. 3.95% 2052	400	329
AutoNation, Inc. 3.85% 2032	300	238
Bayerische Motoren Werke AG 3.45% 2027[4]	200	186
Bayerische Motoren Werke AG 1.95% 2031[4]	50	38
Bayerische Motoren Werke AG 3.70% 2032[4]	125	110
Carnival Corp. 7.625% 2026[4]	325	248
Carvana Co. 5.50% 2027[4]	50	27
Carvana Co. 5.875% 2028[4]	286	146
Daimler Trucks Finance North America, LLC 3.65% 2027[4]	350	321
Daimler Trucks Finance North America, LLC 2.50% 2031[4]	150	114
Fertitta Entertainment, Inc. 4.625% 2029[4]	350	290
Fertitta Entertainment, Inc. 6.75% 2030[4]	125	95
Ford Motor Co. 2.30% 2025	350	311
Ford Motor Co. 3.25% 2032	100	72
Ford Motor Credit Company, LLC 5.125% 2025	375	354
Ford Motor Credit Company, LLC 4.95% 2027	570	510
General Motors Financial Co. 2.35% 2027	75	64
Hanesbrands, Inc. 4.625% 2024[4]	172	164
Home Depot, Inc. 1.375% 2031	125	94
Hyundai Capital America 1.65% 2026[4]	100	84
International Game Technology PLC 5.25% 2029[4]	200	178
Lowe’s Companies, Inc. 3.75% 2032	431	373
Lowe’s Companies, Inc. 4.25% 2052	81	62
Lowe’s Companies, Inc. 5.625% 2053	400	371
Macy’s Retail Holdings, LLC 5.875% 2030[4]	50	40
Marriott International, Inc. 2.75% 2033	100	73
McDonald’s Corp. 4.60% 2032	180	172
McDonald’s Corp. 5.15% 2052	90	84
Party City Holdings, Inc. 8.75% 2026[4]	461	268
Royal Caribbean Cruises, Ltd. 5.375% 2027[4]	200	147
Royal Caribbean Cruises, Ltd. 8.25% 2029[4]	300	293
Scientific Games Holdings, LP 6.625% 2030[4]	775	623
Sonic Automotive, Inc. 4.875% 2031[4]	200	152
Stellantis Finance US, Inc. 1.711% 2027[4]	600	500
VICI Properties, LP / VICI Note Co., Inc. 3.875% 2029[4]	75	63
VICI Properties, LP / VICI Note Co., Inc. 4.125% 2030[4]	250	209
Wheel Pros, Inc. 6.50% 2029[4]	275	126
		8,156
Health care 2.83%
AmerisourceBergen Corp. 2.70% 2031	125	101
Amgen, Inc. 4.05% 2029	625	576
Amgen, Inc. 4.20% 2033	675	612
Amgen, Inc. 4.875% 2053	275	242
Capital Group Core Plus Income ETF — Page 5 of 14

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Anthem, Inc. 4.10% 2032	USD423	$383
Anthem, Inc. 4.55% 2052	203	172
Bausch Health Companies, Inc. 6.125% 2027[4]	75	52
Bausch Health Companies, Inc. 5.25% 2031[4]	110	42
Baxter International, Inc. 2.539% 2032	70	55
Becton, Dickinson and Company 4.298% 2032	525	480
Centene Corp. 2.45% 2028	655	534
Centene Corp. 2.625% 2031	750	567
Community Health Systems, Inc. 5.25% 2030[4]	75	52
CVS Health Corp. 1.875% 2031	50	38
HCA, Inc. 3.625% 2032[4]	79	64
HCA, Inc. 4.625% 2052[4]	122	92
Humana, Inc. 3.70% 2029	152	136
Merck & Co., Inc. 1.70% 2027	50	44
Molina Healthcare, Inc. 3.875% 2032[4]	200	164
Mozart Debt Merger Sub, Inc. 5.25% 2029[4]	75	57
Owens & Minor, Inc. 6.25% 2030[4]	415	366
Roche Holdings, Inc. 2.076% 2031[4]	200	161
Tenet Healthcare Corp. 4.875% 2026[4]	300	279
Tenet Healthcare Corp. 4.375% 2030[4]	325	272
Teva Pharmaceutical Finance Co. BV 3.15% 2026	1,520	1,249
Teva Pharmaceutical Finance Co. BV 5.125% 2029	1,192	986
UnitedHealth Group, Inc. 2.30% 2031	50	40
UnitedHealth Group, Inc. 4.20% 2032	230	214
UnitedHealth Group, Inc. 4.75% 2052	105	94
		8,124
Utilities 2.81%
AES Panama Generation Holdings SRL 4.375% 2030[4]	200	158
Alabama Power Co. 3.94% 2032	525	475
Alliant Energy Finance, LLC 3.60% 2032[4]	50	43
Consumers Energy Co. 3.60% 2032	315	281
Consumers Energy Co. 3.10% 2050	25	17
Consumers Energy Co. 3.50% 2051	75	55
Consumers Energy Co. 2.65% 2052	180	112
Duke Energy Corp. 4.50% 2032	525	476
Duke Energy Corp. 5.00% 2052	275	235
Entergy Louisiana, LLC 4.75% 2052	200	175
FirstEnergy Corp. 2.65% 2030	905	732
Florida Power & Light Company 2.875% 2051	150	99
ITC Holdings Corp. 4.95% 2027[4]	200	195
MidAmerican Energy Holdings Co. 2.70% 2052	50	32
Northern States Power Co. 2.60% 2051	50	31
Northern States Power Co. 4.50% 2052	350	309
Oncor Electric Delivery Company, LLC 4.55% 2032[4]	625	602
Oncor Electric Delivery Company, LLC 2.70% 2051	75	48
Pacific Gas and Electric Co. 3.15% 2026	40	36
Pacific Gas and Electric Co. 4.65% 2028	100	88
Pacific Gas and Electric Co. 4.55% 2030	755	648
Pacific Gas and Electric Co. 3.25% 2031	100	76
Pacific Gas and Electric Co. 3.50% 2050	575	351
PG&E Corp. 5.25% 2030	550	469
Southern California Edison Co. 2.75% 2032	1,065	845
Southern California Edison Co. 3.45% 2052	715	483
Capital Group Core Plus Income ETF — Page 6 of 14

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Union Electric Co. 3.90% 2052	USD275	$217
Virginia Electric and Power Co. 2.40% 2032	50	40
Virginia Electric and Power Co. 2.95% 2051	75	49
WEC Energy Group, Inc. 5.15% 2027	175	174
Xcel Energy, Inc. 2.35% 2031	40	31
Xcel Energy, Inc. 4.60% 2032	500	464
		8,046
Industrials 2.35%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.75% 2026	150	128
Allegiant Travel Co. 7.25% 2027[4]	276	261
Ashtead Capital, Inc. 5.50% 2032[4]	1,100	1,023
Boeing Company 2.75% 2026	115	104
Boeing Company 3.625% 2031	1,842	1,532
Boeing Company 5.805% 2050	180	157
Bombardier, Inc. 7.125% 2026[4]	250	230
Bombardier, Inc. 7.875% 2027[4]	650	599
Canadian Pacific Railway, Ltd. 3.10% 2051	50	33
Carrier Global Corp. 2.722% 2030	100	83
CoreLogic, Inc. 4.50% 2028[4]	300	204
CSX Corp. 2.50% 2051	200	120
Eaton Corp. 4.15% 2033	266	241
Eaton Corp. 4.70% 2052	107	94
General Electric Capital Corp. 4.418% 2035	200	179
Maxar Technologies, Inc. 7.75% 2027[4]	475	447
Raytheon Technologies Corp. 2.375% 2032	80	63
TransDigm, Inc. 4.625% 2029	400	323
Union Pacific Corp. 2.80% 2032	300	250
Union Pacific Corp. 2.95% 2052	400	265
Union Pacific Corp. 3.50% 2053	375	273
United Airlines Holdings, Inc. 6.50% 2027[4]	57	56
United Airlines, Inc. 4.625% 2029[4]	100	83
		6,748
Materials 1.61%
Anglo American Capital PLC 2.25% 2028[4]	200	165
Anglo American Capital PLC 4.75% 2052[4]	200	154
Cleveland-Cliffs, Inc. 4.875% 2031[4]	300	248
Dow Chemical Co. 3.60% 2050	40	27
First Quantum Minerals, Ltd. 6.875% 2027[4]	1,050	947
FXI Holdings, Inc. 12.25% 2026[4]	700	556
Glencore Funding, LLC 2.625% 2031[4]	200	150
International Flavors & Fragrances, Inc. 2.30% 2030[4]	230	177
International Flavors & Fragrances, Inc. 3.468% 2050[4]	500	328
Labl, Inc. 5.875% 2028[4]	75	61
LSB Industries, Inc. 6.25% 2028[4]	100	86
LYB International Finance III, LLC 3.625% 2051	75	49
Nova Chemicals Corp. 4.25% 2029[4]	1,225	959
SCIH Salt Holdings, Inc. 4.875% 2028[4]	450	372
Sherwin-Williams Company 2.90% 2052	260	157
South32 Treasury (USA), Ltd. 4.35% 2032[4]	209	180
		4,616
Capital Group Core Plus Income ETF — Page 7 of 14

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples 1.41%	Principal amount (000)	Value (000)
7-Eleven, Inc. 1.80% 2031[4]	USD575	$428
Altria Group, Inc. 3.40% 2030	100	81
Altria Group, Inc. 3.70% 2051	890	539
Anheuser-Busch InBev NV 4.50% 2050	270	223
British American Tobacco PLC 2.259% 2028	100	80
British American Tobacco PLC 4.742% 2032	250	209
British American Tobacco PLC 4.758% 2049	437	299
British American Tobacco PLC 3.984% 2050	175	107
British American Tobacco PLC 5.65% 2052	604	462
Constellation Brands, Inc. 4.35% 2027	326	313
Constellation Brands, Inc. 4.75% 2032	173	162
Imperial Tobacco Finance PLC 6.125% 2027[4]	200	197
Keurig Dr Pepper, Inc. 3.20% 2030	40	34
Kraft Heinz Company 5.50% 2050	75	68
Kronos Acquisition Holdings, Inc. 5.00% 2026[4]	100	88
PepsiCo, Inc. 1.95% 2031	50	40
Post Holdings, Inc. 4.625% 2030[4]	200	165
Post Holdings, Inc. 4.50% 2031[4]	636	513
TreeHouse Foods, Inc. 4.00% 2028	50	40
		4,048
Information technology 1.11%
Analog Devices, Inc. 1.70% 2028	25	21
Apple, Inc. 3.35% 2032	350	312
Apple, Inc. 2.65% 2051	200	132
Apple, Inc. 2.70% 2051	85	56
Apple, Inc. 3.95% 2052	364	305
Block, Inc. 3.50% 2031	100	78
Broadcom, Inc. 4.00% 2029[4]	46	41
Broadcom, Inc. 4.15% 2032[4]	758	635
Broadcom, Inc. 2.60% 2033[4]	200	143
Broadcom, Inc. 3.469% 2034[4]	250	188
Broadcom, Inc. 3.137% 2035[4]	31	22
Broadcom, Inc. 3.187% 2036[4]	450	309
Entegris Escrow Corp. 4.75% 2029[4]	445	393
Mastercard, Inc. 2.00% 2031	80	63
Oracle Corp. 2.875% 2031	260	205
salesforce.com, inc. 2.90% 2051	300	199
ServiceNow, Inc. 1.40% 2030	100	74
		3,176
Real estate 1.09%
American Tower Corp. 2.30% 2031	80	60
American Tower Corp. 4.05% 2032	229	198
Equinix, Inc. 2.15% 2030	200	154
Equinix, Inc. 2.50% 2031	250	193
Equinix, Inc. 3.40% 2052	260	172
Howard Hughes Corp. 4.375% 2031[4]	225	162
Iron Mountain, Inc. 4.50% 2031[4]	500	387
Kennedy-Wilson Holdings, Inc. 4.75% 2029	275	211
Kennedy-Wilson Holdings, Inc. 4.75% 2030	425	316
Sun Communities Operating, LP 2.70% 2031	40	30
Capital Group Core Plus Income ETF — Page 8 of 14

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Sun Communities Operating, LP 4.20% 2032	USD649	$544
VICI Properties, LP 5.125% 2032	799	710
		3,137
Total corporate bonds, notes & loans		87,050
U.S. Treasury bonds & notes 26.42% U.S. Treasury inflation-protected securities 13.74%
U.S. Treasury Inflation-Protected Security 0.125% 2024[6]	4,916	4,746
U.S. Treasury Inflation-Protected Security 0.625% 2024[6]	8,317	8,117
U.S. Treasury Inflation-Protected Security 0.25% 2025[6]	1,914	1,830
U.S. Treasury Inflation-Protected Security 0.125% 2027[6]	15,730	14,498
U.S. Treasury Inflation-Protected Security 0.125% 2032[6]	11,750	10,174
		39,365
U.S. Treasury 12.68%
U.S. Treasury 2.75% 2025	2,870	2,761
U.S. Treasury 3.125% 2025	10,000	9,690
U.S. Treasury 2.625% 2027	3,000	2,815
U.S. Treasury 2.875% 2027	2,700	2,542
U.S. Treasury 2.75% 2027	700	660
U.S. Treasury 3.25% 2027	2,500	2,409
U.S. Treasury 3.00% 2029	6,300	5,978
U.S. Treasury 2.875% 2032	1,340	1,239
U.S. Treasury 3.25% 2042	1,000	887
U.S. Treasury 3.25% 2042[7]	7,350	6,659
U.S. Treasury 2.875% 2052[7]	846	710
		36,350
Total U.S. Treasury bonds & notes		75,715
Asset-backed obligations 6.12%
AGL CLO, Ltd., Series 2022-18A, Class B, (3-month USD CME Term SOFR + 2.00%) 3.118% 2031[1,3,4]	1,500	1,454
ALM Loan Funding, Series 2020-1A, Class A2, (3-month USD-LIBOR + 1.85%) 4.362% 2029[1,3,4]	500	485
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 2028[1,4]	701	687
American Credit Acceptance Receivables Trust, Series 2022-2, Class F, 7.74% 2029[1,4]	1,647	1,552
Brex Commercial Charge Card Master Trust, Series 2022-1, Class A, 4.63% 2025[1,4]	1,000	969
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 2060[1,4]	497	436
CFG Investments, Ltd., Series 2021-1, Class B, 5.82% 2032[1,4]	750	713
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 2026[1,4]	556	546
CPS Auto Receivables Trust, Series 2022-B, Class D, 5.19% 2028[1,4]	1,250	1,164
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class C, 5.70% 2032[1,4]	1,000	969
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 2032[1,4]	1,000	960
Exeter Automobile Receivables Trust, Series 2022-2A, Class A3, 2.80% 2025[1]	268	264
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 2028[1]	117	110
Exeter Automobile Receivables Trust, Series 2022-2A, Class E, 6.34% 2029[1,4]	1,443	1,311
Exeter Automobile Receivables Trust, Series 2022-3A, Class E, 8.17% 2030[1,4]	2,000	1,986
FirstKey Homes Trust, Series 2022-SFR2, Class S, 5.197% 2039[1,4]	456	429
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 2028[1,4]	300	250
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 2030[1,4]	1,219	1,213
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 2030[1,4]	337	326
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 2054[1,4]	208	188
Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48% 2027[1,4]	1,562	1,516
		17,528
Capital Group Core Plus Income ETF — Page 9 of 14

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. 1.80%	Principal amount (000)	Value (000)
Abu Dhabi (Emirate of) 1.70% 2031[4]	USD300	$239
Angola (Republic of) 8.75% 2032[4]	800	595
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[5]	1,100	222
Chile (Republic of) 2.45% 2031	400	321
Chile (Republic of) 4.34% 2042	200	159
Dominican Republic 4.50% 2030[4]	500	395
Egypt (Arab Republic of) 8.75% 2051	1,339	742
Export-Import Bank of India 2.25% 2031[4]	250	188
Ghana (Republic of) 8.125% 2032	800	303
Panama (Republic of) 2.252% 2032	800	565
South Africa (Republic of) 5.875% 2032	1,003	831
United Mexican States 4.50% 2029	450	417
United Mexican States 4.875% 2033	220	194
		5,171
Total bonds, notes & other debt instruments (cost: $306,454,000)		283,559
Short-term securities 28.20% Money market investments 28.20%	Shares
Capital Group Central Cash Fund 2.81%[8,9]	808,415	80,833
Total short-term securities (cost: $80,831,000)		80,833
Total investment securities 127.14% (cost: $387,285,000)		364,392
Other assets less liabilities (27.14)%		(77,794)
Net assets 100.00%		$286,598
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2022 (000)
2 Year U.S. Treasury Note Futures	Long	254	December 2022	USD52,169	$(721)
10 Year U.S. Treasury Note Futures	Long	61	December 2022	6,836	(340)
10 Year U.S. Treasury Note Futures	Short	270	December 2022	(31,991)	1,915
5 Year U.S. Treasury Note Futures	Long	264	December 2022	28,382	(878)
30 Year Ultra U.S. Treasury Bond Futures	Long	35	December 2022	4,795	(254)
30 Year U.S. Treasury Bond Futures	Long	39	December 2022	4,930	(379)
					$(657)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized depreciation at 9/30/2022 (000)
Currency purchased (000)		Currency sold (000)
JPY	20,000	USD	141	Bank of New York	10/14/2022	$(2)
JPY	30,000	USD	208	Bank of New York	10/17/2022	(1)
JPY	773,600	USD	5,386	UBS AG	10/17/2022	(35)
						$(38)
Capital Group Core Plus Income ETF — Page 10 of 14

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2022 (000)	Upfront premium received (000)	Unrealized appreciation at 9/30/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	2.121%	Annual	3/28/2024	USD5,700	$154	$—	$154
Investments in affiliates9

	Value of affiliate at 2/22/2022[10] (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 9/30/2022 (000)	Dividend income (000)
Short-term securities 28.20%
Money market investments 28.20%
Capital Group Central Cash Fund 2.81%[8]	$—	$156,039	$75,203	$(6)	$3	$80,833	$517
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $66,334,000, which represented 23.15% of the net assets of the fund.
[5]	Step bond; coupon rate may change at a later date.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,463,000, which represented .86% of the net assets of the fund.
[8]	Rate represents the seven-day yield at September 30, 2022.
[9]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[10]	Commencement of operations.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Capital Group Core Plus Income ETF — Page 11 of 14

unaudited
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $137,360,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amount of interest rate swaps while held was $5,700,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $4,931,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Capital Group Core Plus Income ETF — Page 12 of 14

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$98,095	$—	$98,095
Corporate bonds, notes & loans	—	87,050	—	87,050
U.S. Treasury bonds & notes	—	75,715	—	75,715
Asset-backed obligations	—	17,528	—	17,528
Bonds & notes of governments & government agencies outside the U.S.	—	5,171	—	5,171
Short-term securities	80,833	—	—	80,833
Total	$80,833	$283,559	$—	$364,392
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,915	$—	$—	$1,915
Unrealized appreciation on centrally cleared interest rate swaps	—	154	—	154
Liabilities:
Unrealized depreciation on futures contracts	(2,572)	—	—	(2,572)
Unrealized depreciation on open forward currency contracts	—	(38)	—	(38)
Total	$(657)	$116	$—	$(541)
*	Futures contracts, forward currency contracts and interest rate swaps are not included in the fund’s investment portfolio.
Key to abbreviations
CLO = Collateralized Loan Obligations
CME = CME Group
JPY = Japanese yen
LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD = U.S. dollars

Capital Group Core Plus Income ETF — Page 13 of 14

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
ETGEFP3-306-1122O-S88434	Capital Group Core Plus Income ETF — Page 14 of 14